Munder Institutional Money Market Fund

Class K & Y Shares

Supplement Dated September 26, 2005

to Prospectus Dated April 30, 2005

Investors are advised of the following changes to the Munder Institutional Money Market Fund:

Fund Name Change

The name of the Fund has been changed to the Institutional Money Market Fund. All references in the Prospectus to the “Munder Institutional Money Market Fund” are hereby replaced with “Institutional Money Market Fund.” Munder Capital Management will remain the investment advisor to the Fund.

Class Name Change

The name of each of the Class K shares and Class Y shares has been changed to the Comerica Class K shares and Comerica Class Y shares, respectively. All references in the Prospectus to “Class K shares” are hereby replaced with “Comerica Class K shares” and all references in the Prospectus to “Class Y shares” are hereby replaced with “Comerica Class Y shares.”

Change in Expense Waivers

In order to reflect a new voluntary expense waiver by Munder Capital Management, the investment advisor of the Fund, the following disclosure replaces footnote (1) under the Annual Fund Operating Expenses table on page 5 of the Fund’s Prospectus:

(1)	The advisor has voluntarily agreed to waive a portion of its management fee so that actual management fees are 0.16%. In addition, the advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s Other Expenses at 0.00%. As a result of the expected waiver and reimbursements, Total Annual Fund Operating Expenses are expected to be 0.41% and 0.16% for Comerica Class K and Comerica Class Y shares, respectively. The advisor may discontinue its waiver of a portion of its management fees or all or part of the expense reimbursement at any time.

Change in SEC Phone Number

Under the heading “Securities and Exchange Commission” on the inside back cover of the Fund’s Prospectus, the phone number of the Public Reference Room has been changed to 1-202-551-8090.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Munder Institutional Money Market Fund

Class K & Y Shares

Supplement Dated September 26, 2005

to Statement of Additional Information Dated April 30, 2005

Investors are advised of the following changes to the Munder Institutional Money Market Fund:

Fund Name Change

The name of the Fund has been changed to the Institutional Money Market Fund. All references in the Statement of Additional Information to the “Munder Institutional Money Market Fund” are hereby replaced with “Institutional Money Market Fund.” Munder Capital Management will remain the investment advisor to the Fund.

Class Name Change

The name of each of the Class K shares and Class Y shares has been changed to the Comerica Class K shares and Comerica Class Y shares, respectively. All references in the Statement of Additional Information to “Class K shares” are hereby replaced with “Comerica Class K shares” and all references in the Statement of Additional Information to “Class Y shares” are hereby replaced with “Comerica Class Y shares.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE